Supplemental Cash Flow Information (Tables)	12 Months Ended
Mar. 31, 2026
Statement of cash flows, additional disclosures [Abstract]
Changes in Non-Cash Working Capital
The changes in non-cash working capital are as follows:

	Years ended March 31,
	2026	2025(1)
	$	$
Accounts receivable	(8,149)	4,178
Biological assets	(58,323)	(54,238)
Inventory	65,762	52,218
Prepaid and other current assets	(763)	(1,800)
Accounts payable and accrued liabilities	(8,044)	7,130
Income taxes payable	(187)	7,872
Deferred revenue	261	(292)
Deferred taxes	(191)	(1,837)
Provisions	420	974
Changes in non-cash working capital	(9,214)	14,205
(1) Comparative information has been adjusted for the discontinued operations see Note 6.

Supplementary Cash Flow Information
Additional supplementary cash flow information is as follows:

	Years ended March 31,
	2026	2025
	$	$
Property, plant and equipment in accounts payable	1,463	(818)
Right-of-use asset additions	727	6,106
Amortization of prepaids	20,281	11,854
Interest paid	2,355	2,923
Interest received	(2,467)	(6,300)
Income taxes paid	759	928